Investment Assets and Investment Liabilities - Level 3 Rollforward (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Beginning balance	$ 12,558,192,000
Ending balance	14,339,738,805	$ 12,558,192,000
Common and preferred stocks
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Beginning balance	2,468,185,000
Ending balance	2,722,146,000	2,468,185,000
Level 3
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Beginning balance	0
Ending balance	0	0
Level 3 | Common and preferred stocks
EBP, Investment, Level 3 Reconciliation [Roll Forward]
Beginning balance	0	289,000
Net unrealized gains/(losses)	0	(289,000)
Ending balance	$ 0	$ 0